First Trust RiverFront Dynamic Emerging Markets ETF Annual Fund Operating Expenses - First Trust RiverFront Dynamic Emerging Markets ETF - First Trust RiverFront Dynamic Emerging Markets ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.99%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.